Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020 Number
Disclosure of significant accounting policies [line items]
Number of SPE included in Consolidated Financial Statements	49
Number of addition consolidated entities included in Consolidated Financial Statements	72
Description of performance obligation and revenue recognition of segments	For trips that have more than one flight segment, the Group considers each segment as a separate performance obligation and recognizes the revenues of each segment as the trip takes place
Period in which derivative held as an economic hedge	12 months
Cash and cash equivalents maturity	3 months
Bottom of Range [member] | Routes and trademarks [member]
Disclosure of significant accounting policies [line items]
Intangible assets are amortized over their useful lives	2 years
Top of Range [member] | Routes and trademarks [member]
Disclosure of significant accounting policies [line items]
Intangible assets are amortized over their useful lives	13 years